Financial instruments (Details 2)	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)
FinancialInstrumentsDetails1Abstract
Expected dividends paid per common share
Expected life in years		3 months 18 days	1 year
Expected volatility in the price of common shares		65.00%	80.00%
Risk free interest rate		1.00%	1.20%
Weighted average fair market value per US$ Warrant issued during the year				$ 0.08